Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	¥ 21,509	¥ 16,723
Fair value of derivative liabilities	[1],[2],[3]	20,818	16,924
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	16,491	11,439
Fair value of derivative liabilities	[1],[2],[3]	16,278	11,341
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	4,696	4,867
Fair value of derivative liabilities	[1],[2],[3]	4,335	5,176
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	183	250
Fair value of derivative liabilities	[1],[2],[3]	212	245
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	75	94
Fair value of derivative liabilities	[1],[2],[3]	71	96
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	61	70
Fair value of derivative liabilities	[1],[2],[3]	54	72
Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	3	3
Fair value of derivative liabilities	[1],[2],[3],[4]	(132)	(6)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	21,500	16,719
Fair value of derivative liabilities	[1],[2],[5]	20,816	16,924
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	16,482	11,435
Fair value of derivative liabilities	[1],[2],[5]	16,276	11,341
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	4,696	4,867
Fair value of derivative liabilities	[1],[2],[5]	4,335	5,176
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	183	250
Fair value of derivative liabilities	[1],[2],[5]	212	245
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	75	94
Fair value of derivative liabilities	[1],[2],[5]	71	96
Not Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	61	70
Fair value of derivative liabilities	[1],[2],[5]	54	72
Not Designated as Hedging Instrument [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	3	3
Fair value of derivative liabilities	[1],[2],[4],[5]	(132)	(6)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	9	4
Fair value of derivative liabilities	[1],[2],[6]	2
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	9	4
Fair value of derivative liabilities	[1],[2],[6]	2
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[4],[6]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.